Schedule of Accounts Payable and Other Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 3,357,767	$ 2,829,212	$ 3,511,303
Accrued liabilities	1,852,453	1,939,322	3,102,490
Total accounts payable and other accrued liabilities	$ 5,210,220	$ 4,768,534	$ 6,613,793